Note 6 - Other Assets (Details Textual) - Canada Stablecorp Inc.[member] - CAD ($)	1 Months Ended
	Dec. 31, 2025	Feb. 28, 2021
Statement Line Items [Line Items]
Proportion of ownership interest in associate		11.00%
Purchase of interests in associates		$ 953,000
Consideration from disposal of investment in associate	$ 1,035,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	$ 82,000